Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted (Detail)	12 Months Ended
	Mar. 31, 2012 Y		Mar. 31, 2011 Y		Mar. 31, 2010 Y
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	1.08%		1.60%		2.08%
Expected lives	6.77		6.64		6.49
Expected volatility	36.88%	[1]	35.74%	[1]	33.70%	[1]
Expected dividends	1.85%		0.83%		0.99%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.